LONG-TERM DEBT AND FINANCING - Additional information (Details) $ in Thousands, $ in Millions			9 Months Ended	12 Months Ended
		Sep. 28, 2020 CAD ($)	Dec. 31, 2020 CAD ($) shares	Mar. 31, 2020 CAD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)		Oct. 19, 2020 CAD ($)	Apr. 18, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 782,003			$ 518,768
Filter Group
Disclosure of detailed information about borrowings [line items]
Interest rate						8.99%	8.99%
Total borrowings							$ 5,500
Filter Group | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, term (Year)			3 years
Filter Group | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, term (Year)			5 years
Senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Basis rate		3.75%
Interest rate						5.25%	5.25%
Proceeds from borrowings			$ 232,600
Total borrowings				236,389			$ 232,619
Borrowings, letters of credit				72,500			77,816
Notional amount							$ 335,000
Total borrowing costs incurred			$ 4,273	1,644
Senior secured credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Total borrowings									$ 13,200
Senior secured credit facility | Libor
Disclosure of detailed information about borrowings [line items]
Basis rate		5.25%								3.75%
Senior secured credit facility | Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis rate		4.25%								2.75%
Senior secured credit facility | Canadian bank prime rate
Disclosure of detailed information about borrowings [line items]
Interest rate						2.45%	2.45%
Senior secured credit facility | US Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest rate						3.25%	3.25%
Senior secured credit facility | Debt agreement recapitalization [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 335,000
7.0% $13M subordinated notes
Disclosure of detailed information about borrowings [line items]
Interest rate		7.00%				7.00%	7.00%
Total borrowings		$ 15,000					$ 13,393
Borrowings, term (Year)			6 years
Notional amount						$ 13.0	$ 13,000
Total borrowing costs incurred		2,000	$ 1,934 [1]
7.0% $13M subordinated notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Total borrowings									$ 13,200
10.25 % term loan
Disclosure of detailed information about borrowings [line items]
Interest rate						10.25%	10.25%
Total borrowings						$ 205.9	$ 273,478	[2]
Total borrowing costs incurred			$ 7,100
Borrowings, interest rate, if paid in cash						9.75%	9.75%
Borrowings, prepayment penalty, percentage						5.00%	5.00%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares			786,982
8.75% loan
Disclosure of detailed information about borrowings [line items]
Interest rate						8.75%	8.75%
Total borrowings				280,535	[3]	$ 207.0
6.75% $100M convertible debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	[4]					6.75%	6.75%
Total borrowings		100,000		90,187	[4]
Notional amount	[4]						$ 100,000
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares			3,592,069
6.75% $160M convertible debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	[5]					6.75%	6.75%
Total borrowings		$ 160,000		153,995	[5]
Notional amount	[5]						$ 160,000
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares			5,747,310
6.5% convertible bonds
Disclosure of detailed information about borrowings [line items]
Interest rate	[6]					6.50%	6.50%
Total borrowings				$ 12,851	[6]		$ 9,200
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares			35,737

[1]	As part of the Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“7.0% $13M subordinated notes”) to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% subordinated notes bear an annual interest rate of 7.0% payable in-kind semi-annually on March 15 and September 15. The balance at December 31, 2020 includes an accrual of $0.2 million for capitalized interest payable on the notes. A $2.0 million fee related to the issuance of the notes was capitalized at inception to be amortized over the term of the agreement. The 7.0% $13M subordinated notes had a principal amount of $15 million as at September 28, 2020, which was reduced to $13.2 million through a tender offer for no consideration, on October 19, 2020.
[2]	As part of the Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% term loan”) maturing on March 31, 2024. The note bears interest at 10.25% and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on September 30 and March 31. The balance at December 31, 2020 includes an accrual of $7.1 million for capitalized interest payable on the notes. Upon achieving certain financial measures, the Company will pay either 50% or 100% of the interest in cash at a 9.75% rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of 5.0%. The 5.0% prepayment penalty is amortized as finance costs over the term of the agreement.
[3]	As part of the Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The loan had US$207.0 million outstanding plus accrued interest.
[4]	As part of the Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with it’s pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.
[5]	As part of the Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.
[6]	As part of the Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the 10.25% term loan and 35,737 common shares. $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest.